Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of short-term borrowings [Abstract]
Short-term borrowings from financial institutions	$ 4,137,189	$ 4,777,301
Government loan	827,438	1,449,864
Total	$ 4,964,627	$ 6,227,165